COMBINED CARVE-OUT BALANCE SHEETS (Predecessor) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS:
Total current assets	$ 0
NON-CURRENT ASSETS:
Total non-current assets	0
Total assets	0
CURRENT LIABILITIES:
Total current liabilities	0
NON-CURRENT LIABILITIES:
Total non-current liabilities	0
Common shares, $0.001 par value; 1,000 shares authorized, issued and outstanding	1
Additional paid in capital	0
Due from stockholder	(1)
Retained earnings	0
Total stockholder equity	0
Total liabilities and stockholder equity	0
Robin Energy Ltd. Predecessor [Member]
CURRENT ASSETS:
Cash and cash equivalents	369	$ 351
Due from related parties, current	$ 12,376,064	$ 18,319,786
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Accounts receivable trade	$ 416,300	$ 850,836
Inventories	45,595	16,831
Prepaid expenses and other assets	45,612	61,911
Total current assets	12,883,940	19,249,715
NON-CURRENT ASSETS:
Vessels, net	6,875,903	7,416,892
Due from related parties	$ 388,542	$ 388,542
Other Receivable, after Allowance for Credit Loss, Noncurrent, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Prepaid expenses and other assets, non-current	$ 357,769	$ 357,769
Deferred charges, net	1,075,826	178,700
Total non-current assets	8,698,040	8,341,903
Total assets	21,581,980	27,591,618
CURRENT LIABILITIES:
Accounts payable	156,253	615,997
Accrued liabilities	313,905	92,718
Total current liabilities	470,158	708,715
NON-CURRENT LIABILITIES:
Total non-current liabilities	0	0
Commitments and contingencies
Total stockholder equity	21,111,822	26,882,903
Total liabilities and stockholder equity	$ 21,581,980	$ 27,591,618